Fair value measurement (Details 1) - Private Placement Warrants - USD ($)	4 Months Ended	8 Months Ended
	May 08, 2022	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value of the derivative liabilities, beginning balance	$ 0
Change in fair value	0	$ (9,547,500)
Fair value of the derivative liabilities, ending balance	$ 13,110,000	$ 3,562,500